February 14, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Highland Funds II (formerly “Pyxis Funds II”) (“Trust”) (File Nos. 033-51308 and 811-07142)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated February 1, 2014 for the Highland Energy MLP Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on February 3, 2014 (Accession No. 0001193125-14-032434).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	E. Powell

D. Norris